UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21832
Investment Company Act File Number
Eaton Vance Tax-Managed Diversified Equity Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Tax-Managed Diversified Equity Income Fund
July 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.9%

Security	Shares	Value
Aerospace & Defense — 1.0%
United Technologies Corp.	213,454	$17,682,529

		$17,682,529

Automobiles — 1.3%
Bayerische Motoren Werke AG	64,364	$6,434,583
Ford Motor Co.(1)	791,263	9,661,321
Volkswagen AG, PFC Shares	37,852	7,555,872

		$23,651,776

Beverages — 3.9%
Anheuser-Busch InBev NV	106,915	$6,153,443
Coca-Cola Co. (The)	552,117	37,549,477
PepsiCo, Inc.	410,616	26,295,849

		$69,998,769

Biotechnology — 0.8%
Celgene Corp.(1)	248,863	$14,757,576

		$14,757,576

Capital Markets — 1.0%
Deutsche Bank AG	47,128	$2,591,221
Goldman Sachs Group, Inc. (The)	93,418	12,608,627
UBS AG(1)	186,902	3,085,479

		$18,285,327

Chemicals — 2.0%
Air Liquide SA	27,971	$3,842,180
BASF SE	97,600	8,814,370
Monsanto Co.	324,189	23,821,408

		$36,477,958

Commercial Banks — 5.7%
Banco Bilbao Vizcaya Argentaria SA	477,882	$5,005,803
Banco Santander SA	634,421	6,677,463
Bank of Nova Scotia (The)	207,509	11,778,211
Barclays PLC	1,308,215	4,746,927
BNP Paribas	47,989	3,112,270
HSBC Holdings PLC	729,942	7,116,440
Intesa Sanpaolo SpA	1,728,701	3,987,757
Itau Unibanco Holding SA ADR	476,155	9,699,277
KeyCorp	1,123,377	9,031,951
PNC Financial Services Group, Inc.	140,973	7,653,424
Royal Bank of Scotland Group PLC(1)	4,085,694	2,370,703
Societe Generale	96,538	4,778,590
State Bank of India GDR	42,672	4,728,058
Wells Fargo & Co.	775,220	21,659,647

		$102,346,521

Communications Equipment — 3.6%
Harris Corp.	254,910	$10,163,262
HTC Corp.	114,450	3,404,597
JDS Uniphase Corp.(1)	364,101	4,787,928
QUALCOMM, Inc.	757,920	41,518,858
Telefonaktiebolaget LM Ericsson, Class B	377,635	4,743,348

		$64,617,993

Security	Shares	Value
Computers & Peripherals — 3.6%
Apple, Inc.(1)	163,963	$64,024,272

		$64,024,272

Construction & Engineering — 1.4%
Fluor Corp.	385,631	$24,499,137

		$24,499,137

Consumer Finance — 0.7%
American Express Co.	251,154	$12,567,746

		$12,567,746

Diversified Financial Services — 3.8%
Citigroup, Inc.	491,743	$18,853,427
JPMorgan Chase & Co.	763,501	30,883,615
Moody’s Corp.	530,262	18,882,630

		$68,619,672

Diversified Telecommunication Services — 2.9%
AT&T, Inc.	729,354	$21,340,898
CenturyLink, Inc.	279,761	10,381,931
Deutsche Telekom AG	369,226	5,755,396
Koninklijke KPN NV	519,866	7,413,817
Verizon Communications, Inc.	186,293	6,574,280

		$51,466,322

Electric Utilities — 1.5%
American Electric Power Co., Inc.	257,104	$9,476,854
Enel SpA	573,649	3,303,840
PPL Corp.	277,219	7,734,410
Scottish and Southern Energy PLC	319,852	6,853,247

		$27,368,351

Electrical Equipment — 0.8%
ABB, Ltd.(1)	309,717	$7,418,247
Emerson Electric Co.	136,773	6,714,187

		$14,132,434

Electronic Equipment, Instruments & Components — 0.9%
Corning, Inc.	1,061,751	$16,892,458

		$16,892,458

Energy Equipment & Services — 2.2%
Halliburton Co.	397,813	$21,772,306
Schlumberger, Ltd.	192,371	17,384,567

		$39,156,873

Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	171,385	$13,410,876
Metro AG	68,066	3,757,231
Tesco PLC	629,574	3,954,597

		$21,122,704

Food Products — 2.0%
Danone SA	106,593	$7,599,514
Nestle SA	249,616	15,900,920
Unilever NV - NY Shares	370,384	12,028,261

		$35,528,695

Health Care Equipment & Supplies — 3.2%
Covidien PLC	436,615	$22,175,676
St. Jude Medical, Inc.	560,271	26,052,601
Varian Medical Systems, Inc.(1)	162,327	10,187,643

		$58,415,920

Security	Shares	Value
Health Care Providers & Services — 4.8%
AmerisourceBergen Corp.	623,823	$23,898,659
DaVita, Inc.(1)	64,205	5,363,686
Fresenius Medical Care AG & Co. KGaA ADR	259,884	19,995,475
HCA Holdings, Inc.(1)	244,098	6,512,535
UnitedHealth Group, Inc.	610,301	30,289,238

		$86,059,593

Hotels, Restaurants & Leisure — 1.5%
McDonald’s Corp.	307,816	$26,619,928

		$26,619,928

Household Products — 1.3%
Procter & Gamble Co.	384,350	$23,633,681

		$23,633,681

Industrial Conglomerates — 3.6%
Danaher Corp.	522,162	$25,643,376
General Electric Co.	1,121,868	20,092,656
Philips Electronics NV	261,127	6,485,738
Siemens AG	104,342	13,335,549

		$65,557,319

Insurance — 2.9%
Aflac, Inc.	208,202	$9,589,784
Allianz SE	49,443	6,443,160
AXA SA	356,429	6,668,421
Lincoln National Corp.	341,755	9,056,508
MetLife, Inc.	294,880	12,152,005
Prudential PLC	698,928	7,872,885

		$51,782,763

Internet & Catalog Retail — 3.0%
Amazon.com, Inc.(1)	121,641	$27,067,555
Netflix, Inc.(1)	48,146	12,806,355
priceline.com, Inc.(1)	27,555	14,814,946

		$54,688,856

Internet Software & Services — 0.9%
Google, Inc., Class A(1)	25,351	$15,304,145

		$15,304,145

IT Services — 2.7%
Accenture PLC, Class A	239,135	$14,142,444
International Business Machines Corp.	188,505	34,279,634

		$48,422,078

Machinery — 1.8%
Illinois Tool Works, Inc.	650,816	$32,410,637

		$32,410,637

Media — 1.3%
Comcast Corp., Class A	823,776	$19,787,100
Vivendi SA	169,602	4,055,852

		$23,842,952

Metals & Mining — 3.1%
Anglo American PLC	128,438	$6,079,324
BHP Billiton, Ltd. ADR	88,062	8,062,076
Cliffs Natural Resources, Inc.	169,192	15,196,826
Freeport-McMoRan Copper & Gold, Inc.	214,523	11,361,138
Goldcorp, Inc.	319,951	15,296,857

		$55,996,221

Security	Shares	Value
Multi-Utilities — 0.9%
National Grid PLC	403,800	$3,950,942
PG&E Corp.	306,831	12,712,008

		$16,662,950

Multiline Retail — 0.6%
Macy’s, Inc.	378,647	$10,931,539

		$10,931,539

Oil, Gas & Consumable Fuels — 9.5%
Alpha Natural Resources, Inc.(1)	247,059	$10,551,890
Apache Corp.	134,986	16,700,468
BG Group PLC	197,201	4,649,320
BP PLC	1,332,877	10,045,403
ConocoPhillips	281,664	20,276,991
Exxon Mobil Corp.	497,524	39,697,440
Occidental Petroleum Corp.	114,466	11,238,272
Peabody Energy Corp.	157,037	9,024,916
Royal Dutch Shell PLC, Class B	494,662	18,112,370
Southwestern Energy Co.(1)	274,720	12,241,523
Statoil ASA	380,385	9,375,225
Total SA	170,001	9,188,271

		$171,102,089

Personal Products — 1.4%
Estee Lauder Cos., Inc. (The), Class A	243,655	$25,561,846

		$25,561,846

Pharmaceuticals — 5.5%
AstraZeneca PLC	132,029	$6,415,143
Bayer AG	138,165	11,053,227
GlaxoSmithKline PLC	428,213	9,547,066
Johnson & Johnson	106,099	6,874,154
Novartis AG	225,108	13,799,588
Novo Nordisk A/S, Class B	58,342	7,136,442
Pfizer, Inc.	1,322,306	25,441,167
Sanofi-Aventis	141,378	10,985,141
Teva Pharmaceutical Industries, Ltd. ADR	147,445	6,876,835

		$98,128,763

Real Estate Investment Trusts (REITs) — 1.0%
AvalonBay Communities, Inc.	54,184	$7,270,951
Boston Properties, Inc.	94,121	10,104,831

		$17,375,782

Software — 2.8%
Microsoft Corp.	587,164	$16,088,294
Oracle Corp.	986,261	30,159,861
SAP AG	73,892	4,619,885

		$50,868,040

Specialty Retail — 1.1%
Home Depot, Inc.	275,637	$9,628,000
Industria de Diseno Textil SA	114,472	10,350,847

		$19,978,847

Textiles, Apparel & Luxury Goods — 1.7%
LVMH Moet Hennessy Louis Vuitton SA	58,445	$10,712,554
NIKE, Inc., Class B	218,019	19,654,413

		$30,366,967

Security	Shares	Value
Tobacco — 1.6%
British American Tobacco PLC	120,651	$5,569,401
Philip Morris International, Inc.	337,953	24,052,115

		$29,621,516

Wireless Telecommunication Services — 1.4%
American Tower Corp., Class A(1)	126,774	$6,659,438
Vodafone Group PLC	6,343,427	17,789,214

		$24,448,652

Total Common Stocks (identified cost $1,499,254,679)		$1,760,978,197

Short-Term Investments — 1.9%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(2)	$33,969	$33,969,334

Total Short-Term Investments (identified cost $33,969,334)		$33,969,334

Total Investments — 99.8% (identified cost $1,533,224,013)		$1,794,947,531

Call Options Written — (0.4)%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	915	$1,320	8/20/11	$(1,290,150)
S&P 500 Index	2,350	1,330	8/20/11	(2,432,250)
S&P 500 Index	3,655	1,340	8/20/11	(2,832,625)

Total Call Options Written (premiums received $13,910,261)				$(6,555,025)

Other Assets, Less Liabilities — 0.6%				$11,231,392

Net Assets — 100.0%				$1,799,623,898

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PFC Shares	-	Preference Shares

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2011 was $42,342.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	72.8%	$1,309,545,538
United Kingdom	6.4	115,072,982
Germany	5.0	90,355,969
France	3.4	60,942,793
Switzerland	2.2	40,204,234
Ireland	2.0	36,318,120
Canada	1.5	27,075,068
Netherlands	1.5	25,927,816
Spain	1.2	22,034,113
Brazil	0.5	9,699,277
Norway	0.5	9,375,225
Australia	0.5	8,062,076
Italy	0.4	7,291,597
Denmark	0.4	7,136,442
Israel	0.4	6,876,835
Belgium	0.3	6,153,443
Sweden	0.3	4,743,348
India	0.3	4,728,058
Taiwan	0.2	3,404,597

Total Investments	99.8%	$1,794,947,531

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,533,484,415

Gross unrealized appreciation	$309,098,951
Gross unrealized depreciation	(47,635,835)

Net unrealized appreciation	$261,463,116

Written call options activity for the fiscal year to date ended July 31, 2011 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	7,845	$19,474,633
Options written	64,000	99,128,312
Options terminated in closing purchase transactions	(62,135)	(101,174,265)
Options expired	(2,790)	(3,518,419)

Outstanding, end of period	6,920	$13,910,261

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At July 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At July 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $6,555,025.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$150,971,157	$39,109,708		$—	$190,080,865
Consumer Staples	150,503,844	54,963,367		—	205,467,211
Energy	158,888,373	51,370,589		—	210,258,962
Financials	213,198,154	57,779,657		—	270,977,811
Health Care	198,425,245	58,936,607		—	257,361,852
Industrials	127,042,522	27,239,534		—	154,282,056
Information Technology	247,361,156	12,767,830		—	260,128,986
Materials	73,738,305	18,735,874		—	92,474,179
Telecommunication Services	44,956,547	30,958,427		—	75,914,974
Utilities	29,923,272	14,108,029		—	44,031,301

Total Common Stocks	$1,395,008,575	$365,969,622	*	$—	$1,760,978,197

Short-Term Investments	$—	$33,969,334		$—	$33,969,334

Total Investments	$1,395,008,575	$399,938,956		$—	$1,794,947,531

Liability Description

Call Options Written	$(6,555,025)	$—		$—	$(6,555,025)

Total	$(6,555,025)	$—		$—	$(6,555,025)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Managed Diversified Equity Income Fund

By:	/s/ Walter A. Row, III Walter A. Row, III
President

Date:	September 26, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III Walter A. Row, III
President

Date:	September 26, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	September 26, 2011